Organization and Business - Additional Information (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Jun. 30, 2023	Dec. 31, 2019	Mar. 31, 2019	Aug. 31, 2018
Changchun Hualong Automotive Technology Co., Ltd., "Changchun Hualong"
Organization and Business
Equity interests acquired (as a percent)					100.00%	100.00%
Wuhu Henglong Automotive Steering System Co., Ltd., "Wuhu"
Organization and Business
Equity interest (as a percent)			22.67%	22.67%				100.00%	100.00%
Brazil Henglong
Organization and Business
Equity interest (as a percent)							15.84%
Brazil Henglong | Brazil Henglong
Organization and Business
Equity interests acquired (as a percent)										95.84%	94.19%
Hubei Henglong & KYB Automobile Electric Steering System Co., Ltd., "Henglong KYB"
Organization and Business
Equity interest (as a percent)	6.60%	6.60%						60.00%	60.00%						66.60%
Consideration for additional equity interest acquired	¥ 110.0	$ 15,500
Hyoseong (Wuhan) Motion Mechatronics System Co., Ltd., "Wuhan Hyoseong"
Organization and Business
Equity interest (as a percent)								51.00%	51.00%					51.00%
Hubei Henglong formed Wuhu Hongrun New Material Co., Ltd "Wuhu Hongrun"
Organization and Business
Equity interest (as a percent)													62.00%
Hanlin Chen
Organization and Business
Equity interest (as a percent)					52.10%	52.10%
Third Party
Organization and Business
Equity interest (as a percent)					47.90%	47.90%
CAAS Brazil's Imports and Trade In Automotive Parts Ltd., "Brazil Henglong"
Organization and Business
Equity interest (as a percent)								94.19%	94.19%
Hubei Zhirong Automobile Technology Co., Ltd., "Zhirong"
Organization and Business
Equity interest (as a percent)								100.00%	100.00%			100.00%
CAAS EUROPE S.r.l
Organization and Business
Equity interest (as a percent)									100.00%
Changchun Hualong Automotive Technology Co., Ltd., "Changchun Hualong"
Organization and Business
Consideration for additional equity interest acquired					¥ 1.2	$ 200
Wuhu Henglong Automotive Steering System Co., Ltd., "Wuhu"
Organization and Business
Consideration for additional equity interest acquired			¥ 6.9	$ 1,100
Brazil Henglong
Organization and Business
Consideration for additional equity interest acquired							$ 0